Statement of Additional Information Supplement

July 6, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 6, 2015 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Statement of Additional Information dated April 30, 2015

Active International Allocation Portfolio

Advantage Portfolio

Asian Equity Portfolio

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Frontier Emerging Markets Portfolio

Global Advantage Portfolio

Global Discovery Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Insight Portfolio

Global Opportunity Portfolio

Global Quality Portfolio

Global Real Estate Portfolio

Growth Portfolio

Insight Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

Multi-Asset Portfolio

Opportunity Portfolio

Small Company Growth Portfolio

U.S. Real Estate Portfolio

The table in the section entitled "Disclosure of Portfolio Holdings" in the Fund's Statement of Additional Information is hereby deleted and replaced with the following:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
Institutional Shareholder Services(*)	Complete portfolio holdings	Daily basis	End of Day
State Street Bank and Trust Company(*)	Complete portfolio holdings	Daily basis	(2)
BlackRock Financial Management Inc.(*)(3)	Complete portfolio holdings	Daily basis	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately six business days after month end
Clients
KPMG LLP(*)(4)	Information regarding the Portfolio's holdings	Monthly basis	Approximately five to eight business days after month end
Consultants and Analysts
Aon Hewitt Inc.(*)(5)	Complete portfolio holdings	Monthly basis	Approximately 30 calendar days after month end
RVK(*)(4)	Information regarding the Portfolio's holdings in KPMG LLP's top audit clients	Monthly basis	Approximately five to eight business days after month end
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	(2)

(*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)  With respect to the Emerging Markets Domestic Debt, Emerging Markets External Debt and Multi-Asset Portfolios, only.

(4)  With respect to the Emerging Markets and Global Real Estate Portfolios, only.

(5)  With respect to the Global Franchise Portfolio, only.

Please retain this supplement for future reference.